KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated December 24, 2014 to the

Statutory Prospectus and Summary Prospectus for the Fund (each, a “Prospectus” and together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the currently effective Statutory Prospectus and Summary Prospectus listed above and should be read in conjunction with the Prospectuses.

Effective November 17, 2014, Chinese authorities issued a circular (Caishui [2014] 79) clarifying the corporate income tax policy of the People’s Republic of China (“PRC”) in respect of renminbi qualified foreign institutional investors (“RQFIIs”). Pursuant to the circular, capital gains generated prior to November 17, 2014 by RQFIIs were generally made subject to the 10% PRC withholding income tax (“WHT”). Since inception through November 17, 2014, the Fund’s investment activities were conducted through an RQFII and generated capital gains potentially subject to approximately USD 40,000 of PRC WHT.

To date, the Fund has not withheld or established a reserve for the tax, and management is reviewing the applicability of tax treaties that may reduce, or eliminate the applicability of, the PRC WHT for the Fund. If it is ultimately determined, however, that the Fund must pay the tax, management will cause the Fund to withhold or establish a reserve for the tax, or pay the tax (out of current assets or distributable income). Any of these actions would cause shareholders of the Fund at that time to bear the cost of the tax, even if they did not benefit from the Fund’s trading activities that precipitated the tax. Conversely, shareholders of the Fund prior to the time that the Fund withholds or establishes a reserve for the tax, or pays the tax (out of current assets or distributable income) would not have borne the tax, even if they did benefit from the Fund’s trading activities that precipitated the tax. Any such tax liability would likely materially adversely impact the Fund’s return and net asset value (“NAV”).

As a result of the changes in the PRC tax regime discussed above, the below changes apply to the Prospectuses.

•	In the Principal Risks section of the Prospectuses, in the sub-section on China Risk, in the sub-subsection on Specific Risks of Investing in the A-Shares Market, the Tax Risk is deleted in its entirety and replaced with the following:

Tax Risk. Any capital gains generated by the Fund’s trading in A Shares prior to November 17, 2014 will be subject to the PRC WHT, unless the Fund determines, for example, that certain tax treaties reduce, or eliminate the applicability of, the tax for the Fund. The Fund is currently considering the availability of such treaties and has not withheld or otherwise established a reserve for the tax. If it is ultimately determined that the Fund must pay the PRC WHT, shareholders of the Fund at the time that the Fund withholds or establishes a reserve for the tax, or pays the tax (out of current assets or distributable income) will bear the tax, even if they did not benefit from the trading activities that precipitated the tax. Conversely, shareholders of the Fund prior to the time that the Fund withholds or establishes a reserve for the tax, or pays the tax (out of current assets or distributable income) will not have borne the tax, even if they did benefit from the Fund’s trading activities that precipitated the tax. The amount of any withholding accrued by the Fund, reserve established by the Fund, or tax paid by the Fund will be disclosed in the Fund’s annual and semi-annual reports to shareholders. The imposition of the tax on the Fund would likely materially adversely affect the Fund’s return and NAV. The Fund is expected to be temporarily exempt from the PRC WHT on its trading in A Shares as of November 17, 2014.

The PRC WHT on dividends and interest, if any, is normally withheld by the Fund’s custodian bank. To the extent such WHT was not withheld by the Fund’s custodian bank, however, Krane has made or would generally need to make relevant provision for the tax on dividends from A Shares and any relevant interest.

•	In the “Additional Information About the Fund” section of the Statutory Prospectus, in the sub-section on Principal Risks of Investing in the Fund, in the sub-subsection on China Risk, the first five paragraphs of Tax Risk are deleted in their entirety and replaced with the following:

Tax Risk. Prior to November 14, 2014, the applicability of the PRC WHT to capital gains generated by RQFIIs’ trading activities in A Shares was uncertain. At that time, Chinese authorities issued a circular, which indicated that any such capital gains of RQFIIs, prior to November 17, 2014, would generally be subject to the tax, unless reduced or eliminated by applicable tax treaties.

The Fund’s trading through an RQFII generated capital gains prior to November 17, 2014, but the Fund has not withheld or established a reserve for the tax. If it is ultimately determined that the Fund must pay the tax, shareholders of the Fund at the time that the tax is withheld, reserved or paid (out of current assets or distributable income) will bear the cost of the tax, even if they did not benefit from the trading activities that precipitated the tax. Conversely, shareholders of the Fund prior to the time that the Fund withholds or establishes a reserve for the tax, or pays the tax (out of current assets or distributable income) will not have borne the tax, even if they did benefit from the Fund’s trading activities that precipitated the tax. The amount of any withholding accrued by the Fund, reserve established by the Fund, or tax paid by the Fund will be disclosed in the Fund’s annual and semi-annual reports to shareholders. Although PRC tax bureaus have not actively enforced the collection of WHT on capital gains derived by RQFIIs in the past, there is a risk that PRC tax authorities may, in fact, seek to collect the tax, as imposed by the circular. To the extent that the Fund invested in swaps linked to A Shares prior to November 17, 2014, the Fund may also be required to pay the capital gains PRC WHT to or on behalf of such swap counterparties. The imposition of the tax on the Fund would likely materially adversely affect the Fund’s return and NAV.

Per the circular, the Fund is expected to be temporarily exempt from the capital gains PRC WHT on and after November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If Krane expects the capital gains PRC WHT to be re-imposed, Krane reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated it.

The PRC WHT on dividends and interest, if any, is normally withheld by the Fund’s custodian bank. To the extent such WHT was not withheld by the Fund’s custodian bank, however, Krane has made or would generally need to make relevant provision for the tax on dividends from A Shares and any relevant interest.

•	In the “Additional Tax Information” portion of the Statutory Prospectus, the first paragraph in the section titled “Chinese Tax Considerations” is deleted in its entirety and replaced with the following:

The Fund traded through an RQFII, generating capital gains, prior to November 17, 2014, but has not withheld or established a reserve for the related PRC WHT. If it is ultimately determined that the Fund must pay the tax, shareholders of the Fund at the time that the tax is withheld, reserved or paid (out of current assets or distributable income) will bear the cost of the tax, even if they did not benefit from the trading activities that precipitated the tax. Conversely, shareholders of the Fund prior to the time that the Fund withholds, establishes a reserve or pays the tax (out of current assets or distributable income) will not have borne the tax, even if they did benefit from the Fund’s trading activities that precipitated the tax. The amount of any withholding accrued by the Fund, reserve established by the Fund, or tax paid by the Fund will be disclosed in the Fund’s annual and semi-annual reports to investors. PRC tax bureaus have not actively enforced the collection of WHT on capital gains derived by RQFIIs in the past. There is a risk, however, that PRC tax authorities may, in fact, seek to collect the tax, as imposed by the circular. To the extent that the Fund, prior to November 17, 2014, invested in swaps linked to A Shares, the Fund may also be required to pay the PRC WHT on capital gains to or on behalf of such swap counterparties. The imposition of the tax on the Fund would likely materially adversely impact the Fund’s return and NAV.

Per the circular, the Fund is expected to be temporarily exempt from the capital gains PRC WHT on trading in A Shares on and after November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If Krane expects such WHT on trading in A Shares to be re-imposed, Krane reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it.

The PRC WHT on dividends and interest, if any, is normally withheld by the Fund’s custodian bank. To the extent such WHT was not withheld by the Fund’s custodian bank, however, Krane has made or would generally need to make relevant provision for the tax on dividends from A Shares and any relevant interest.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KRANESHARES TRUST

KraneShares Bosera MSCI China A Share ETF (the “Fund”)

Supplement dated December 24, 2014 to the Statement of Additional Information (“SAI”) for the Fund

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective November 17, 2014, Chinese authorities issued a circular (Caishui [2014] 79) clarifying the corporate income tax policy of the People’s Republic of China (“PRC”) in respect of renminbi qualified foreign institutional investors (“RQFIIs”). Pursuant to the circular, capital gains generated prior to November 17, 2014 by RQFIIs were generally made subject to the 10% PRC withholding income tax (“WHT”). Since inception through November 17, 2014, the Fund’s investment activities were conducted through an RQFII and generated capital gains potentially subject to approximately USD 40,000 of PRC WHT.

To date, the Fund has not withheld or established a reserve for the tax, and management is reviewing the applicability of tax treaties that may reduce, or eliminate the applicability of, the PRC WHT for the Fund. If it is ultimately determined, however, that the Fund must pay the tax, management will cause the Fund to withhold or establish a reserve for the tax, or pay the tax (out of current assets or distributable income). Any of these actions would cause shareholders of the Fund at that time to bear the cost of the tax, even if they did not benefit from the Fund’s trading activities that precipitated the tax. Conversely, shareholders of the Fund prior to the time that the Fund withholds or establishes a reserve for the tax, or pays the tax (out of current assets or distributable income) would not have borne the tax, even if they did benefit from the Fund’s trading activities that precipitated the tax. Any such tax liability would likely materially adversely impact the Fund’s return and net asset value (“NAV”).

As a result of the changes in the PRC tax regime discussed above, the below changes apply to the SAI.

•	In the “Taxes” section of the SAI, the first paragraph under the heading “Chinese Tax Considerations” is deleted in its entirety and replaced with the following:

The Fund traded through an RQFII, generating capital gains, prior to November 17, 2014, but has not withheld or established a reserve for the related PRC WHT. If it is ultimately determined that the Fund must pay the tax, shareholders of the Fund at the time that the tax is withheld, reserved or paid (out of current assets or distributable income) will bear the cost of the tax, even if they did not benefit from the trading activities that precipitated the tax. Conversely, shareholders of the Fund prior to the time that the Fund withholds, establishes a reserve or pays the tax (out of current assets or distributable income) will not have borne the tax, even if they did benefit from the Fund’s trading activities that precipitated the tax. The amount of any withholding accrued by the Fund, reserve established by the Fund, or tax paid by the Fund will be disclosed in the Fund’s annual and semi-annual reports to investors. PRC tax bureaus have not actively enforced the collection of WHT on capital gains derived by RQFIIs in the past. There is a risk, however, that PRC tax authorities may, in fact, seek to collect the tax, as imposed by the circular. To the extent that the Fund, prior to November 17, 2014, invested in swaps linked to A Shares, the Fund may also be required to pay the PRC WHT on capital gains to or on behalf of such swap counterparties. The imposition of the tax on the Fund would likely materially adversely impact the Fund’s return and NAV.

Per the circular, the Fund is expected to be temporarily exempt from the capital gains PRC WHT on trading in A Shares on and after November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If Krane expects such WHT on trading in A Shares to be re-imposed, Krane reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it.

The PRC WHT on dividends and interest, if any, is normally withheld by the Fund’s custodian bank. To the extent such WHT was not withheld by the Fund’s custodian bank, however, Krane has made or would generally need to make relevant provision for the tax on dividends from A Shares and any relevant interest.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.